Inventories - Schedule of Inventories (Details) (Superior Living SDN. BHD) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Superior Living SDN. BHD. [Member]
Finished goods	$ 616,880	$ 552,901	$ 137,553